Common Stock and Stock Plans, Summary of Performance Awards (Details) (Performance Share Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Share Awards [Member]
Summary of Performance Awards [Abstract]
Nonvested, fair value, beginning of period	$ 27.32
Nonvested, shares, beginning of period	2,564,584
Number of performance shares granted	3,853,274
Granted, weighted-average grant-date fair value	$ 31.26	$ 27.46	$ 27.09
Vested, shares	0
Canceled or forfeited, shares	(12,893)
Canceled or forfeited, weighted-average grant-date fair value	$ 31.33
Nonvested, fair value, end of period	$ 29.68	$ 27.32
Nonvested, shares, end of period	6,404,965	2,564,584